Note 14 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk	6 Months Ended
Jun. 30, 2019
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk

14. Hedging derivatives and fair value changes of the hedged items in portfolio hedges of interest rate risk

The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2019	December 2018
ASSETS
Hedging derivatives	3.105	2.892
Fair value changes of the hedged items in portfolio hedges of interest rate risk	40	(21)
LIABILITIES
Hedging derivatives	3.281	2.680